Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Party Balances and Transactions

The components of transactions to related parties is as follows:

	December 31	December 31
Payables to related parties	2020	2019
Key management personnel (a)
Loans payable	$–	$971
Loans payable beginning balance	971	–
Loans provided by key management personnel	183	967
Accrued interest	5	4
Repayment of loans	(1,159)	–
Other	34	–
Hunter Dickinson Services Inc. (b)	814	124
Total payables to related parties	$848	$1,095

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation. Details between the Group and other related parties are disclosed below.

(a)	Transactions and Balances with Key Management Personnel ("KMP")

The aggregate value of transactions with KMP, being the Group’s directors, including Chief Executive Officer ("CEO"), Chief Financial Officer ("CFO"), Company Secretary, Executive Vice President ("EVP"), Environment and Sustainability, Vice President ("VP"), Corporate Communications, VP, Engineering and VP, Public Affairs, and Pebble Partnership ("PLP") senior management including the PLP CEO (resigned September 23, 2020), Interim PLP CEO, Executive VP ("EVP"), Public Affairs, Senior VP ("SVP"), Corporate Affairs, SVP Engineering, VP, Permitting, Chief of Staff and Chair of Pebble Mines Corp ("PMC Chair"), was as follows for the year ended December 31, 2020 and 2019:

Transactions	2020	2019
Compensation
Amounts paid and payable to HDSI for services of KMP employedby HDSI 1	$2,408	$2,430
Amounts paid and payable to KMP 2	4,525	4,443
Bonuses paid to KMP 3	1,216	1,053
Interest paid and payable on loans received from KMP 5	5	4
	8,154	7,930
Share-based compensation 4	6,207	2,736
Total compensation	$14,361	$10,666

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. ("HDSI") (refer (b)).

2.	Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS"). The Group reimburses HDUS for costs incurred.

3.	In 2020, incentive and performance bonuses were paid to the PLP CEO, PLP SVP Corporate Affairs and PLP Chief of Staff. In 2019, incentive bonuses were paid to the CFO, EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering, VP, Permitting, and to the Company Secretary.

4.	Includes cost of RSUs and share purchase options issued and/or vesting during the respective periods.

5.	The Group’s Board Chair and CEO advanced a total of $1,150 to the Group pursuant to the Credit Facility (note 8), $967 in December 2019, and $183 in January 2020. The Group repaid the loans including interest accrued in January 2020.

Options Exercised

During the year ended December 31, 2020, KMP exercised 1,440,000 (2019 – 325,000) incentive options at a weighted average exercise price of $0.56 (2019 – $0.63), with a weighted average market price on exercise of $1.83 (2019 - $0.91) for proceeds to the Group of $807 (2019 - $205).

RSUs

No KMP RSUs were issued or outstanding at December 31, 2020. During the year ended December 31, 2019, the Group settled the outstanding vested KMP RSUs by issuing 111,086 common shares (note 6(f)).

(b)	Transactions and Balances with other Related Parties

HDSI is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement. The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services. HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost. Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the year ended December 31, 2020, and 2019, transactions with HDSI were as follows:

Transactions	2020	2019
Services rendered by HDSI:
Technical 1
Engineering	$904	$1,018
Environmental	245	459
Socioeconomic	486	429
Other technical services	307	154
	1,942	2,060
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	3,011	2,292
Shareholder communication	614	594
	3,625	2,886

Total for services rendered	5,567	4,946

Reimbursement of third party expenses
Conferences and travel	119	393
Insurance	53	50
Office supplies and information technology	418	431
Total reimbursed	590	874

Total	$6,157	$5,820

Note

1.	These costs are included in exploration and evaluation expenses.

Pursuant to an addendum to the management services agreement between HDSI and the Company, following a change of control, the Company is subject to termination payments if the management services agreement is terminated. The Company will be required to pay HDSI $2,800 and an aggregate amount equal to six months of annual salaries payable to certain individual service providers under the management services agreement and their respective employment agreements with HDSI.